Consolidated Statements of Cash Flows In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2010 INR
Cash flows from operating activities
Net income/ (loss)	$ (819)	(41,670)	(32,895)	(25,553)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and Amortization	317	16,124	15,205	14,759
(Profit)/loss on sale of fixed assets	3	146	75	(8)
Deferred taxes	0	0	5,421	(4,384)
Provision for bad and doubtful debts	17	860	534	959
Excess liabilities written back	(15)	(752)	(899)	(568)
Equity in (losses) of equity affiliates, net of taxes	0	(16)	(31)	(101)
Changes in assets and liabilities, net
(Increase) / decrease in accounts receivables and unbilled revenue	(13)	(684)	119	55
(Increase) / decrease in Inventory	5	279	315	318
(Increase)/ decrease in dues from related parties	(118)	(6,015)	(4,925)	(3,618)
(Increase)/ decrease in other receivables	42	2,159	5,003	(3,836)
(Increase) / decrease in restricted assets	0	5	2	1
Increase/ (decrease) in trade payables	7	367	(3,651)	3,809
Increase/ (decrease) in dues to related parties	65	3,303	(104,856)	2,560
Increase/ decrease in accrued employee cost	194	9,878	10,365	26,464
Increase / (decrease) in accrued expenses and other payables	30	1,512	(2,042)	2,302
Net cash provided by the operating activities	(285)	(14,506)	(112,260)	13,158
Cash flows from investing activities
Purchase of property and equipment, intangible assets	(157)	(7,979)	(10,702)	(12,146)
Proceeds from property and equipment	4	220	906	55
Investment in affiliates and in held to maturity securities			345	(320)
Investments in / proceeds from short term bank deposits	(1)	(27)	47,376	(1,110)
Net cash used in investing activities	(153)	(7,786)	37,924	(13,521)
Cash flows from financing activities
Proceeds from short term loans (refer note no. 21)	429	21,835	75,640
Repayment of short term loans (refer note no. 21)	(429)	(21,835)	(75,640)
Bank overdraft	143	7,263	19,217
Proceeds from long term loan	288	14,660	55,340
Net cash from financing activities	431	21,923	74,557
Net increase/(decrease) in cash and cash equivalents	(7)	(368)	220	(363)
Cash and cash equivalents at the beginning of the period	25	1,276	1,056	1,419
Cash and cash equivalents at the end of the period	18	908	1,276	1,056
Supplementary cash flow information
Cash paid for interest	(187)	(9,496)	4,519	13
Cash paid/(received) to/from income taxes	$ (11)	(585)	2,608	(1,406)